Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2025
Restricted Cash [Abstract]
Schedule of Restricted cash	Restricted cash is summarized as follows:
	As of December 31,	As of June 30,
	2024	2025
Restricted cash at end of period	$2,192,015	$1,538,462
Total	$2,192,015	$1,538,462